Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
17.	Subsequent Events

Distribution

In January 2014, the Partnership paid a distribution of $100,566 to its Limited Partners.

Contributions

Subsequent to December 31, 2013, the Partnership admitted 45 partners and issued 2,941.12 units for total capital contribution of $2,768,080.

SQN AIF IV, GP LLC [Member]
Subsequent Events
15.	Subsequent Events

Distribution

In January 2014, the Fund paid a distribution of $100,566 to its Limited Partners.

Contributions

Subsequent to December 31, 2013, the Fund admitted 49 partners and received additional contributions from two existing limited partners and issued 3,148.66 units for total capital contribution of $2,968,080.